Transactions with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Included in Commissions
Charter hire commissions	$ 24,931	$ 437,817	$ 708,153
Included in Dry-docking expenses
Superintendent fees	0	71,057	123,840
Management fees - related party
Total Management fees	575,258	4,840,491	6,266,270
Allseas Marine [Member]
Included in Commissions
Charter hire commissions			708,153
Included in Vessel operating expenses
Superintendent fees		580,119	481,200
Included in Dry-docking expenses
Superintendent fees		71,057	123,840
Management fees - related party
Management fees	416,602	4,139,724	4,628,813
Financial accounting and reporting services	158,656	700,012	757,442
Loretto agreement		755	880,015
Total Management fees	575,258	4,840,491	6,266,270
Included in General and administrative expenses
Administrative fees	22,219	32,843	37,746
Executive services fees	444,047	3,203,195	5,689,152
Included in (Gain) / loss from sale of assets
Vessel sale & purchase commissions			745,000
Superintendent fees	66,053	17,079
Included in Impairment loss
Newbuildings supervision and superintendent fees	$ 198,487